Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of loss before taxes	Loss Before Taxes
	December 31, 2012	December 31, 2011
Domestic	$2,613,733	$4,455,038
Foreign	312,477	323,505
	$2,926,210	$4,778,543

Summary of deferred tax assets and valuation allowance

	December 31, 2012	December 31, 2011
Operating loss carry-forward	$2,700,000	$2,100,000
Deferred tax asset before Valuation allowance	2,700,000	2,100,000
Valuation allowance	(2,700,000)	(2,100,000)
Net deferred tax asset	$—	$—